Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure of detailed information about number and weighted average exercise prices of share options
During the years ended December 31, 2023 and 2022, the change in stock options outstanding was as follows:

	Number	Weighted Average Exercise Price (C$)
Balance as at December 31, 2021	7,108,500	$2.33
Granted	1,970,500	2.55
Exercised	(1,110,000)	1.22
Forfeited	(120,000)	3.07
Balance as at December 31, 2022	7,849,000	$2.53
Granted	1,464,000	2.55
Exercised	(1,314,000)	1.31
Forfeited	(164,500)	3.29
Balance as at December 31, 2023	7,834,500	$2.72

Disclosure of detailed information about exercise prices of outstanding share options
The following table summarizes information about the stock options which were outstanding and exercisable at December 31, 2023:

Date Granted	Number of Options	Exercisable	Exercise Price (C$)	Expiry Date
June 6, 2019	1,315,000	1,315,000	1.70	June 6, 2024
November 18, 2019	30,000	30,000	1.80	November 18, 2024
January 21, 2020	60,000	60,000	2.22	January 21, 2025
April 22, 2020	20,000	20,000	2.50	April 22, 2025
June 10, 2020	1,387,500	1,387,500	2.62	June 10, 2025
October 5, 2020	19,000	19,000	3.50	October 5, 2025
May 6, 2021	1,147,500	1,147,500	4.11	May 6, 2026
May 12, 2021	15,000	15,000	4.28	May 12, 2026
August 19, 2021	500,000	500,000	3.66	August 19, 2026
September 8, 2021	10,000	10,000	3.51	September 8, 2026
April 29, 2022*	1,755,500	1,755,500	2.56	April 29, 2027
July 5, 2022	100,000	100,000	2.45	July 5, 2027
July 20, 2022	11,000	11,000	2.45	July 20, 2027
September 11, 2023*	1,464,000	1,440,000	2.55	September 11, 2028

Balance as at December 31, 2023	7,834,500	7,810,500
*Includes options granted for investor relations services that vest 25% every 4 months from the date of grant.

Disclosure of detailed information about options valuation assumptions	The fair value of stock options granted was estimated using the Black-Scholes option pricing model with weighted average assumptions as follows:

		As at December 31,
	2023	2022
Risk free interest rate (%)	3.96	2.76
Expected life (years)	5.0	5.0
Expected volatility (%)	45.6	48.7
Dividend yield (%)	0.0	0.0

Disclosure of detailed information about restricted share units
During the years ended December 31, 2023 and 2022, the change in RSUs outstanding was as follows:

Number
Balance as at December 31, 2021	1,219,500
Vested	(241,750)
Forfeited	(77,750)
Granted	520,000
Balance as at December 31, 2022	1,420,000
Vested	(365,500)
Forfeited	(104,500)
Granted	562,000
Balance as at December 31, 2023	1,512,000

Disclosure of detailed information about restricted share units outstanding
The following table summarizes information about the RSUs which were outstanding at December 31, 2023:

Evaluation Date	December 31, 2022	Granted	Vested	Expired/Cancelled	December 31, 2023
December 31, 2022	430,000	-	(365,500)	(64,500)	-
December 31, 2023	470,000	-	-	(20,000)	450,000
December 31, 2024	520,000	-	-	(20,000)	500,000
December 31, 2025	-	562,000	-	-	562,000
Total	1,420,000	562,000	(365,500)	(104,500)	1,512,000